SUMMARY OF INTANGIBLE ASSETS NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amortization	$ 145
Net book value	16,486	$ 5,027
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Net book value	5,218	4,372
Licences [member]
IfrsStatementLineItems [Line Items]
Net book value	819	655
Technology License [Member]
IfrsStatementLineItems [Line Items]
Net book value	10,449
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	5,027	4,024
Capitalized development cost	11,583	1,696
Currency translation adjustments		(566)
Cost, ending balance	16,610	5,027
As of December 31, 2022		5,154
Cost, ending balance		5,154
Gross carrying amount [member] | Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	4,372	4,024
Capitalized development cost	977	975
Currency translation adjustments	(7)	(500)
Cost, ending balance	5,342	4,372
As of December 31, 2022		4,499
Cost, ending balance		4,499
Gross carrying amount [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	655
Capitalized development cost	157	721
Currency translation adjustments	7	(66)
Cost, ending balance	819	655
As of December 31, 2022		655
Cost, ending balance		655
Gross carrying amount [member] | Technology License [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance
Capitalized development cost	10,449
Currency translation adjustments
Cost, ending balance	10,449
Accumulated Depreciation Amortisation [Member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments	(3)	(3)
Accumulated amortization, beginning balance	127	116
Amortization		14
Accumulated amortization, ending balance	124	127
Accumulated Depreciation Amortisation [Member] | Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments	(3)	(3)
Accumulated amortization, beginning balance	127	116
Amortization		14
Accumulated amortization, ending balance	124	127
Accumulated Depreciation Amortisation [Member] | Licences [member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments
Accumulated amortization, beginning balance
Amortization
Accumulated amortization, ending balance
Accumulated Depreciation Amortisation [Member] | Technology License [Member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments
Accumulated amortization, beginning balance
Amortization
Accumulated amortization, ending balance